Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15170
Entity Registrant Name	GSK plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	980 Great West Road
Entity Address, City or Town	Brentford
Entity Address, Postal Zip Code	TW8 9GS
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	4,312,145,983
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1147
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001131399
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	America Depositary Shares
Trading Symbol	GSK
Security Exchange Name	NYSE
3.000% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2024
Trading Symbol	GSK/24
Security Exchange Name	NYSE
3.625% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2025
Trading Symbol	GSK/25
Security Exchange Name	NYSE
3.875% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2028
Trading Symbol	GSK/28
Security Exchange Name	NYSE
3.375% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2029
Trading Symbol	GSK/29
Security Exchange Name	NYSE
6.375% Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2038
Trading Symbol	GSK/38
Security Exchange Name	NYSE
4.200% Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	4.200% Notes due 2043
Trading Symbol	GSK/43
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	980 Great West Road
Entity Address, City or Town	Brentford
Entity Address, Postal Zip Code	TW8 9GS
Entity Address, Country	GB
Contact Personnel Name	Victoria Whyte
City Area Code	44 20
Local Phone Number	8047 5000
Contact Personnel Email Address	company.secretary@gsk.com